Acquisitions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 01, 2017	Apr. 06, 2017	Dec. 31, 2017	Dec. 31, 2016
J&S and Pure Rooms [Member]
Business Acquisition [Line Items]
Non-recurring transaction costs			$ 1,000	$ 170
J&S [Member]
Business Acquisition [Line Items]
Voting interests acquired	85.00%
Consideration transferred	$ 25,435
Cash and cash on hand from loan	19,200
Cash	9,176
Term loan	$ 10,000
Equity interest issued (in shares)	70,318
Equity interest issued, value assigned	$ 4,300
Term to determine share price	30 days
Share price (in dollars per share)	$ 60.44
Equity consideration	$ 5,063
Contingent consideration	1,196
Fair value of Ashford Inc. common stock	5,063
Goodwill expected tax deductible	$ 9,900
Revenue included in results since acquisition date			9,200
Net loss included in results since acquisition date			657
Pure Rooms [Member]
Business Acquisition [Line Items]
Voting interests acquired		70.00%
Cash		$ 97
Fair value of net assets and liabilities		(532)
Equity consideration		425
Goodwill expected tax deductible		547
Revenue included in results since acquisition date			2,100
Net loss included in results since acquisition date			(78)
Pure Rooms [Member] | Series A Units [Member]
Business Acquisition [Line Items]
Equity consideration		$ 42
Noncontrolling interest percentage		30.00%
Pure Rooms [Member] | Series B-1 Units [Member]
Business Acquisition [Line Items]
Equity consideration		$ 181
Noncontrolling interest percentage		100.00%
Pure Rooms [Member] | Series B-2 Units [Member]
Business Acquisition [Line Items]
Equity consideration		$ 202
Equity interests redeemed			$ 200
Noncontrolling interest percentage		50.00%